EARNINGS PER COMMON SHARE (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
EARNINGS PER COMMON SHARE
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share, Income	$ 57	$ 80
Income available to Tenet Healthcare Corporation common shareholders for basic earnings per share (in Weighted Average Shares)	411,373	486,902
Income available to Tenet Healthcare Corporation common shareholders for basic earnings (Per-Share)	$ 0.14	$ 0.16
Effect of dilutive stock options and restricted stock units, Income	6	6
Effect of dilutive stock options and restricted stock units and mandatory convertible preferred stock (in Weighted Average Shares)	73,500	78,279
Effect of diluted stock options and restricted stock units and mandatory convertible preferred stock (Per-Share)	$ (0.01)	$ (0.01)
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share, Income	$ 63	$ 86
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (in Weighted Average Shares)	484,873	565,181
Income available to Tenet Healthcare Corporation common shareholders for diluted earnings per share (Per-Share)	$ 0.13	$ 0.15
Anti-dilutive securities excluded from computation of earnings per share	15,316	18,753